Investment Objectives and Goals - Diamond Hill Large Cap Concentrated ETF	Sep. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill Large Cap Concentrated ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Diamond Hill Large Cap Concentrated ETF (formerly known as the Diamond Hill Large Cap Concentrated Fund) is to provide long-term capital appreciation.